Related Party Transactions - Schedule of Forth Major Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Zhao Yun [Member]
Schedule of Forth Major Related Parties [Line Items]
Relationship with the Company	Independent Director and Chairman of the Compensation Committee of the Company